Equity Incentive Plan - Summary of Option Activity (Details)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Stock Options
Beginning, options outstanding (in shares) | shares	675
Granted (in shares) | shares	1,456,696
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Ending, options outstanding (in shares) | shares	1,457,371
Vested and expected to vest (in shares) | shares	1,457,371
Exercisable (in shares) | shares	215,675
Weighted- Average Exercise Price
Beginning, outstanding (in USD per share) | $ / shares	$ 565.76
Granted (in USD per share) | $ / shares	1.37
Exercised (in USD per share) | $ / shares	0
Forfeited (in USD per share) | $ / shares	0
Ending, outstanding (in USD per share) | $ / shares	1.63
Vested and expected to vest (in USD per share) | $ / shares	1.63
Exercisable (in USD per share) | $ / shares	$ 3.25
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	5 years 7 months 6 days
Vested and expected to vest (in years)	5 years 7 months 6 days
Exercisable (in years)	5 years 7 months 6 days